                As filed with the Securities and Exchange Commission
                                on  February 12, 1999
                                                      Registration No. 333-71469
                                                                        811-7384
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                              --------------------------

                                      FORM N-1A
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]
                    PRE-EFFECTIVE AMENDMENT NO. 1                         [X]
                    POST-EFFECTIVE AMENDMENT NO. ___                      [ ]
                                        AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                                   AMENDMENT NO. 16

                             ----------------------------

                         NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
                (Exact name of registrant as specified in its charter)

                              --------------------------

                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
            (Address, including zip code, of Principal Executive Offices)

                             ---------------------------

                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (name and address of agent for service)

                                       COPY TO:

                                   CHARLES H. FIELD
                        NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, SUITE 2900
                             SAN DIEGO, CALIFORNIA 92101

Approximate date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of beneficial interest.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 9(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

10

   LARGE CAP GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks from a universe of large U.S. companies.

The Investment Adviser focuses on a "bottom-up" analysis on the financial condition and competitiveness of individual companies. The Investment Adviser uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and companies whose earnings and stock prices are expected to grow faster than Standard and Poor's 500 Stock Index (the "S&P 500") ("large cap securities").

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in equity securities, including common and preferred stocks, warrants, and convertible securities of large U.S. companies. Generally, those companies are those with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase. As of December 31, 1998, the bottom 10% of the Index included companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions. The Investment Adviser invests the remainder primarily in corporate debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, U.S. government securities, and equity securities of foreign issuers.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 24.

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. To the extent the Fund is overweighted in certain market sectors compared to the S&P 500, the Fund may be more volatile than the S&P 500. For further explanation, see "Risks and Other Information" starting on page 27.

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     45.45%
98                                                                     60.02%
BEST QUARTER:                                                          12 '98     37.95%
WORST QUARTER:                                                         09 '98     -8.44%

                Average annual total return AS OF 12/31/98
                                1 Year        5 Years      ITD (12/27/96)
---------------------------------------------------------------------------
Fund                               60.02        n/a               51.32
Russell 1000 Growth                38.71        n/a               33.34

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE
COMPANIES AMONG THE RUSSELL 1000 INDEX WITH HIGHER THAN AVERAGE
PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE RUSSELL 1000 INDEX CONTAINS
THE TOP 1,000 SECURITIES OF THE RUSSELL 3000 INDEX, WHICH IS COMPRISED OF
THE 3,000 LARGEST U.S. COMPANIES AS DETERMINED BY TOTAL MARKET
CAPITALIZATION. THE RUSSELL 1000 GROWTH INDEX IS CONSIDERED GENERALLY
REPRESENTATIVE OF THE MARKET FOR LARGE CAP STOCKS.

THE Q SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED UPON
THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES BUT NOT DIFFERENCES IN 12B-1 FEES. AVERAGE ANNUAL TOTAL
RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND
CAPITAL GAINS. SHARE PRICE, YIELD AND RETURN WILL FLUCTUATE, AND YOU MAY
HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Shareholder services fee                                              0.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       3.15%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 4.15%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (2.90%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.25%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $417       $1,261      $2,120      $4,331

                                   SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 12th day of February 1999.

                                        Nicholas-Applegate Investment Trust




                                        By:  Arthur E. Nicholas*
                                             -------------------
                                             Arthur E. Nicholas
                                             President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


 Arthur E. Nicholas*             Principal Executive Office      [date]
--------------------------------
 Arthur E. Nicholas

                                 Principal Financial and
-------------------------------- Accounting Officer
 E. Blake Moore Jr.



 Fred C. Applegate*              Trustee                         [date]
--------------------------------
 Fred C. Applegate


 Dann V. Angeloff*               Trustee                         [date]
--------------------------------
 Dann V. Angeloff


 Walter E. Auch*                 Trustee                         [date]
--------------------------------
 Walter E. Auch


 Theodore J. Coburn*             Trustee                         [date]
--------------------------------
 Theodore J. Coburn

 Darlene Deremer*                Trustee                         [date]
--------------------------------
 Darlene Deremer


 George F. Keane*                Trustee                         [date]
--------------------------------
 George F. Keane


 Arthur B. Laffer*                Trustee                        [date]
--------------------------------
 Arthur B. Laffer


 Charles E. Young*                Trustee                        [date]
--------------------------------
 Charles E. Young


/s/     *
--------------------------------
By:  E. Blake Moore, Jr.
     Attorney In Fact